Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000248938 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase AgreementFR_85748R009_4.150000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000248938 | JPMorgan Securities LLC Repurchase AgreementFR_45599P007_4.150000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000248938 | U.S. Treasury Floating Rate NotesFR_91282CLT6_3.970503_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000248938 | U.S. Treasury Floating Rate NotesFR_91282CJU6_4.010503_2026-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000248938 | U.S. Treasury Floating Rate NotesFR_91282CKM2_3.915503_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000248938 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000248938 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000248938 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000246985 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase AgreementFR_85748R009_4.150000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000246985 | JPMorgan Securities LLC Repurchase AgreementFR_45599P007_4.150000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000246985 | U.S. Treasury Floating Rate NotesFR_91282CLT6_3.970503_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246985 | U.S. Treasury Floating Rate NotesFR_91282CJU6_4.010503_2026-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246985 | U.S. Treasury Floating Rate NotesFR_91282CKM2_3.915503_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246985 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000246985 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000246985 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000176976 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase AgreementFR_85748R009_4.150000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000176976 | U.S. Treasury Floating Rate NotesFR_91282CKM2_3.915503_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000176976 | JPMorgan Securities LLC Repurchase AgreementFR_45599P007_4.140000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000176976 | BofA Securities, Inc. Repurchase AgreementFR_922URC004_4.150000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000176976 | BofA Securities, Inc. Repurchase AgreementFR_922URC004_4.140000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000176976 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000176976 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000176976 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000007336 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase AgreementFR_85748R009_4.150000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000007336 | MUFG Securities Americas, Inc. Repurchase AgreementFR_985FHY004_4.130000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000007336 | U.S. Treasury BillsFR_912797QR1_0.010000_2025-11-20
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007336 | U.S. Treasury BillsFR_912797RN9_0.010000_2025-11-12
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007336 | U.S. Treasury BillsFR_912797RP4_0.010000_2025-11-18
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007336 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000007336 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	49.20%
C000007336 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000164453 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase AgreementFR_85748R009_4.150000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000164453 | Barclays Bank PLC Repurchase AgreementFR_0673PA005_4.150000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000164453 | DZ Bank AG Deutsche Zentral-GenossenschaftsbankFR_26821LY33_3.840000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000164453 | ABN AMRO Bank NVFR_ATD1Z4A60_3.830000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164453 | Erste Finance Delaware LLCFR_2960E2Y56_3.900000_2025-11-05
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164453 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000164453 | AssetTime deposits
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164453 | AssetCertificates of deposit
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000164453 | AssetCommercial paper
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000164452 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase AgreementFR_85748R009_4.150000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000164452 | Barclays Bank PLC Repurchase AgreementFR_0673PA005_4.150000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000164452 | DZ Bank AG Deutsche Zentral-GenossenschaftsbankFR_26821LY33_3.840000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000164452 | ABN AMRO Bank NVFR_ATD1Z4A60_3.830000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164452 | Erste Finance Delaware LLCFR_2960E2Y56_3.900000_2025-11-05
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000164452 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000164452 | AssetTime deposits
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000164452 | AssetCertificates of deposit
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000164452 | AssetCommercial paper
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000248579 | U.S. Treasury Floating Rate NotesFR_91282CLT6_3.970503_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000248579 | U.S. Treasury Floating Rate NotesFR_91282CKM2_3.915503_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000248579 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.947503_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000248579 | U.S. Treasury Floating Rate NotesFR_91282CMX6_3.925503_2027-04-30
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248579 | U.S. Treasury BillsFR_912797RM1_0.010000_2025-11-04
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000248580 | U.S. Treasury Floating Rate NotesFR_91282CLT6_3.970503_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000248580 | U.S. Treasury Floating Rate NotesFR_91282CKM2_3.915503_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000248580 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.947503_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000248580 | U.S. Treasury Floating Rate NotesFR_91282CMX6_3.925503_2027-04-30
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248580 | U.S. Treasury BillsFR_912797RM1_0.010000_2025-11-04
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000250059 | U.S. Treasury Floating Rate NotesFR_91282CLT6_3.970503_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250059 | U.S. Treasury Floating Rate NotesFR_91282CKM2_3.915503_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000250059 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.947503_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000250059 | U.S. Treasury Floating Rate NotesFR_91282CMX6_3.925503_2027-04-30
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000250059 | U.S. Treasury BillsFR_912797RM1_0.010000_2025-11-04
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000167199 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase AgreementFR_85748R009_4.150000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000167199 | JPMorgan Securities LLC Repurchase AgreementFR_45599P007_4.150000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000167199 | U.S. Treasury Floating Rate NotesFR_91282CLT6_3.970503_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000167199 | U.S. Treasury Floating Rate NotesFR_91282CJU6_4.010503_2026-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000167199 | U.S. Treasury Floating Rate NotesFR_91282CKM2_3.915503_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000167199 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000167199 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000167199 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000167200 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase AgreementFR_85748R009_4.150000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000167200 | JPMorgan Securities LLC Repurchase AgreementFR_45599P007_4.150000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000167200 | U.S. Treasury Floating Rate NotesFR_91282CLT6_3.970503_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000167200 | U.S. Treasury Floating Rate NotesFR_91282CJU6_4.010503_2026-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000167200 | U.S. Treasury Floating Rate NotesFR_91282CKM2_3.915503_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000167200 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000167200 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000167200 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000007334 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase AgreementFR_85748R009_4.150000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000007334 | U.S. Treasury Floating Rate NotesFR_91282CLT6_3.970503_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007334 | U.S. Treasury Floating Rate NotesFR_91282CJU6_4.010503_2026-01-31
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007334 | U.S. Treasury Floating Rate NotesFR_91282CKM2_3.915503_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000007334 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.947503_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007334 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000007334 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	65.70%
C000051800 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase AgreementFR_85748R009_4.150000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000051800 | U.S. Treasury Floating Rate NotesFR_91282CLT6_3.970503_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000051800 | U.S. Treasury Floating Rate NotesFR_91282CJU6_4.010503_2026-01-31
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000051800 | U.S. Treasury Floating Rate NotesFR_91282CKM2_3.915503_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051800 | U.S. Treasury Floating Rate NotesFR_91282CLA7_3.947503_2026-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000051800 | Repurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000051800 | U.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	65.70%
C000200717 | General Motors Financial Co., Inc.FR_37046TY32_4.000000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200717 | GMF Floorplan Owner Revolving TrustFR_361886DM3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200717 | Bank of Nova ScotiaFR_06417XAN1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200717 | Duke Energy Corp.FR_26244HYD9_0.010000_2025-11-13
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200717 | Sumitomo Mitsui TrustFR_86563HAL4_4.020000_2026-01-20
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200717 | AssetCommercial paper
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000200717 | AssetShort-term investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200717 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000200717 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	64.90%
C000200719 | General Motors Financial Co., Inc.FR_37046TY32_4.000000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200719 | GMF Floorplan Owner Revolving TrustFR_361886DM3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200719 | Bank of Nova ScotiaFR_06417XAN1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200719 | Duke Energy Corp.FR_26244HYD9_0.010000_2025-11-13
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200719 | Sumitomo Mitsui TrustFR_86563HAL4_4.020000_2026-01-20
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200719 | AssetCommercial paper
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000200719 | AssetShort-term investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200719 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000200719 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	64.90%
C000200718 | General Motors Financial Co., Inc.FR_37046TY32_4.000000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200718 | GMF Floorplan Owner Revolving TrustFR_361886DM3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200718 | Bank of Nova ScotiaFR_06417XAN1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200718 | Duke Energy Corp.FR_26244HYD9_0.010000_2025-11-13
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200718 | Sumitomo Mitsui TrustFR_86563HAL4_4.020000_2026-01-20
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200718 | AssetCommercial paper
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000200718 | AssetShort-term investments
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000200718 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000200718 | AssetCorporate bonds
Holdings [Line Items]
Percent of Net Asset Value	64.90%
C000167202 | Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase AgreementFR_85748R009_4.150000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000167202 | JPMorgan Securities LLC Repurchase AgreementFR_45599P007_4.150000_2025-11-03
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000167202 | U.S. Treasury Floating Rate NotesFR_91282CLT6_3.970503_2026-10-31
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000167202 | U.S. Treasury Floating Rate NotesFR_91282CJU6_4.010503_2026-01-31
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000167202 | U.S. Treasury Floating Rate NotesFR_91282CKM2_3.915503_2026-04-30
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000167202 | AssetU.S. government agency obligations
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000167202 | AssetRepurchase agreements
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000167202 | AssetU.S. Treasury obligations
Holdings [Line Items]
Percent of Net Asset Value	43.70%